Convertible Loans (Details) ¥ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($) days shares	Dec. 31, 2022 CNY (¥) days shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2023	Feb. 28, 2023	Jan. 31, 2023
Convertible Loans [Abstract]
Maturity of convertible loans	$ 1,634,715
Working days (in days) | days	10	10
Interest expenses of convertible loans	$ 686,022		$ 405,316
IPO [Member]
Convertible Loans [Abstract]
Maturity of convertible loans	$ 435,000,000
Conversion of total loans outstanding shares (in Shares) | shares	165,869	165,869
Variable Interest Entity [Member]
Convertible Loans [Abstract]
Maturity of loans, enterprise market value	$ 435,000,000	¥ 3
Subsequent Event [Member]
Convertible Loans [Abstract]
Interest rate percentage					12.00%	3.45%	5.50%
Annual interest rate percentage					15.00%